Jordan K. Thomsen Vice President, Corporate Counsel The Prudential Insurance Company of America Three Gateway Center Newark, NJ 07102 (973) 204-3146 jordan.thomsen@prudential.com

May 3, 2021

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Prudential Variable Appreciable Account (Registration No. 033-20000)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 44 and (ii) that the text of Post-Effective Amendment No. 44 was filed electronically on April 16, 2020 (Accession No. 0000828972-21-000016).

/s/ Jordan K. Thomsen	May 3, 2021

Jordan K. Thomsen Vice President and Corporate Counsel The Prudential Insurance Company of America	Date

via EDGAR